UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER  PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                   -----------------
Check here if Amendment ; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim Van Tonder
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Title:    Head of Compliance
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Phone:    +44(20) 7659-4250
          ------------------

Signature, Place, and Date of Signing:

/s/Kim Van Tonder
-----------------
[Signature]

London, England
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[City, State]

January 8, 2013
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     13
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Form 13F Information Table Value Total:

$ 1,111,119 (thousands)
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






                           FORM 13F INFORMATION TABLE


                                                     VALUE                            PUT/  INVESTMENT
                                                    --------                          ----  ----------
NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  OTHER MANAGERS
---------------------  --------------  -----------  --------  --------------  ------  ----  ----------  --------------
ADOBE SYSTEMS INC      COM             00724F 10 1   76,131        2,020,470  SH            SOLE
APACHE CORP            COM             037411 10 5   47,197          601,231  SH            SOLE
BUNGE LIMITED          COM             G16962 10 5   85,610        1,177,746  SH            SOLE
MOSAIC CO              COM             61945C 10 3  100,439        1,773,600  SH            SOLE
PATTERSON UTI ENERGY   COM             703481 10 1   65,107        3,494,750  SH            SOLE
PEPSICO INC            COM             713448 10 8  118,189        1,727,149  SH            SOLE
PFIZER INC             COM             717081 10 3  151,598        6,044,587  SH            SOLE
ST JOE CO              COM             790148 10 0  100,295        4,345,528  SH            SOLE
STANLEY BLACK&DECKR    COM             854502 10 1   68,429          925,090  SH            SOLE
TRANSOCEAN LTD         REG SHS         H8817H 10 0  117,784        2,637,940  SH            SOLE
UNITED PARCEL SERVICE  CL B            911312 10 6   35,922          487,210  SH            SOLE
WALT DISNEY CO         COM             254687 10 6   84,508        1,697,290  SH            SOLE
YUM BRANDS INC         COM             988498 10 1   59,910          902,254  SH            SOLE



                               VOTING AUTHORITY
                       ------------------------------
NAME OF ISSUER               SOLE        SHARED  NONE
---------------------  ----------------  ------  ----
ADOBE SYSTEMS INC             2,020,470
APACHE CORP                     601,231
BUNGE LIMITED                 1,177,746
MOSAIC CO                     1,773,600
PATTERSON UTI ENERGY          3,494,750
PEPSICO INC                   1,727,149
PFIZER INC                    6,044,587
ST JOE CO                     4,345,528
STANLEY BLACK&DECKR             925,090
TRANSOCEAN LTD                2,637,940
UNITED PARCEL SERVICE           487,210
WALT DISNEY CO                1,697,290
YUM BRANDS INC                  902,254